Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2021	December 31, 2020
Customer Relationships
Identifiable intangible assets	$5,791,000	$3,189,000
Accumulated amortization	(399,480)	(63,419)
Customer relationship identifiable intangible assets, net	5,391,520	3,125,581
Marketing Related
Identifiable intangible assets	5,917,000	841,000
Accumulated amortization	(418,404)	(81,114)
Marketing related identifiable intangible assets, net	5,498,596	759,886
Technology Related
Identifiable intangible assets	623,000	—
Accumulated amortization	(69,219)	—
Technology related identifiable intangible assets, net	553,781	—
Total Identifiable intangible assets, net	$11,443,897	$3,885,467

Schedule of estimated annual amortization expense
2022	$1,458,780
2023	1,458,780
2024	1,458,750
2025	1,325,745
2026	1,157,523
Thereafter	4,584,319
Total	$11,443,897